Note 4 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Related Party Transactions Disclosure [Text Block]

4. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company controlled by the Chairman and Chief Executive Officer of the Company, Konstantinos Konstantakopoulos. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated November 2, 2015, as most recently amended and restated on May 6, 2025 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and a member of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as most recently amended and restated on May 6, 2025 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each vessel a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 plus the value of 149,600 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii) and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company may terminate the Framework Agreement and the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to the number of full years remaining prior to December 31, 2035, times the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Management fees charged by Costamare Shipping in the years ended December 31, 2023, 2024 and 2025, amounted to $25,447, $22,779 and $22,148, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. The amounts received by Costamare Shipping include amounts paid to third-party managers of $8,821, $6,321 and $5,689 for the years ended December 31, 2023, 2024 and 2025, respectively. In addition, for the year ended December 31, 2025, (i) Costamare Shipping and Costamare Services charged $10,062 ($10,490 and $10,700 for the years ended December 31, 2023 and 2024, respectively), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income, (ii) Costamare Services charged $2,667 which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income ($2,667 and $2,667 for the years ended December 31, 2023 and 2024, respectively), (iii) Costamare Services charged $6,979, representing the fair value of 598,400 shares, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the year ended December 31, 2025 ($5,850 and $8,427 for the years ended December 31, 2023 and 2024, respectively) and (iv) Costamare Shipping charged $2,520 supervising fees for six newbuild vessels, which are included in Vessels and advances, net in the accompanying 2025 consolidated balance sheet. Furthermore, in accordance with the management agreements with third-party managers, third-party managers have been provided with the amount of $75 or $50 per vessel as working capital security. As of December 31, 2024, the working capital security to third-party managers was $2,325 in aggregate, of which $1,950 is included in Accounts receivable, non-current and $375 in Accounts receivable, net in the accompanying 2024 consolidated balance sheet. As of December 31, 2025, the working capital security to third-party managers was $2,025 in aggregate, which is included in Accounts receivable, net, non-current in the accompanying 2025 consolidated balance sheet.

The balance due to Costamare Shipping at December 31, 2024 and 2025 amounted to $286 and $2,513, respectively and is included in Due to related parties in the accompanying consolidated balance sheets. The balance due to Costamare Services at December 31, 2024 and 2025, amounted to $133 and $387 and is included in Due to related parties in the accompanying consolidated balance sheets.

(b) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the years ended December 31, 2023, 2024 and 2025, in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the years ended December 31, 2023, 2024 and 2025 in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement). On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the years ended December 31, 2023, 2024 and 2025, BNC charged the ship-owning companies $700, $722 and $760, respectively, which are included in Voyage expenses – related parties in the accompanying consolidated statements of income. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. The last of these charters was terminated in November 2025 and there is no outstanding balance with respect to such commissions as of December 31, 2025. During the years ended December 31, 2023, 2024 and 2025, BNA charged the ship-owning companies $691, $741 and $430 which are included in Voyage expenses – related parties in the accompanying consolidated statements of income.

(c) LC LAW Stylianou & Associates LLC (“LCLAW”): The managing partner of LCLAW, a Cyprus law firm, served as the non-executive President of the Board of Directors of Costamare Participations Plc (Note 10.C), which was a wholly-owned subsidiary of the Company. LCLAW provided legal services to the Company. During the years ended December 31, 2023, 2024 and 2025, LCLAW charged the Company’s subsidiaries $25, $31 and nil, respectively, which are included in “General and Administrative Expenses - Related Parties” in the accompanying consolidated statements of income for the years ended December 31, 2023, 2024 and 2025. There was no balance due from/to LCLAW at both December 31, 2024 and 2025.

(d) Neptune Global Finance Ltd. (“NGF”): Since March 2023, the Company’s Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos owns 51% of NGF, a company incorporated under the laws of Jersey which provides among other services administrative and strategic services to NML. NGF receives a fee of 1.5% on the contributed capital invested in NML and a fee of 0.8% on the committed capital to be invested in NML. The remaining 49% of NGF is owned by the Managing Director and member of the Board of Directors of NML. From the date Konstantinos Konstantakopoulos acquired 51% of NGF to December 31, 2023 and during the years ended December 31, 2024 and 2025, NGF charged an amount of $2,033, $3,253 and $3,484 as management fees, respectively, which are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due to NGF at December 31, 2025 amounted to $935 and is included in Due to related parties in the accompanying consolidated balance sheets. The balance due to NGF at December 31, 2024 amounted to $806 and is included in Due to related parties in the accompanying consolidated balance sheets.

(e) NML: As of December 31, 2025, an amount of $850, representing the fourth quarter of 2025 coupon payable to the minority interest, is included in Due to related parties in the accompanying consolidated balance sheets.

(f) Codrus capital AG (“Codrus”): In March 2023, the Company entered into an agreement with Codrus, a company incorporated under the laws of Canton Zug, Switzerland, for the provision of financial and strategic advice to the Company, for an annual fee of $250. Codrus is controlled by the Managing Director and member of the Board of Directors of NML. There was no balance due from/to Codrus as of December 31, 2024 and 2025.

(g) Navilands Container Management Ltd. (‘‘Navilands’’), Navilands (Shanghai) Containers Management Ltd. (‘‘Navilands (Shanghai)’’) and Navilands Maritime Services Ltd. (“Navilands Maritime”): Navilands, Navilands (Shanghai) and Navilands Maritime are controlled by the Company’s Chairman and Chief Executive Officer and a non-independent board member of the Company is a minority shareholder. Since February 2024, certain of the Company’s vessel-owning subsidiaries have entered into individual ship-management agreements with Navilands  pursuant to which Navilands provides their vessels, together with Costamare Shipping, with technical, crewing, commercial, provisioning, bunkering, sale and purchase, accounting and insurance services. For certain vessels, Navilands has subcontracted certain services to and has entered into sub-management agreements with Navilands (Shanghai). Navilands and Navilands (Shanghai) charged an aggregate of $2,609 and $3,285 in management fees for the years ended December 31, 2024 and 2025, management fees, respectively, which are included in Management fees-related parties in the accompanying consolidated statements of income. Furthermore, in accordance with the ship-management agreements with Navilands, Navilands has been provided with the amount of $75 per vessel as working capital security. As of December 31, 2024 and 2025, the working capital security paid by the Company to Navilands was $1,125 in aggregate, and is included in Due from related parties, non-current in the accompanying consolidated balance sheets. The balance due to Navilands as of December 31, 2024 and 2025, amounted to $1,667 and $2,539, respectively and is included in Due to related parties in the accompanying consolidated balance sheets. Starting in January 2026, the vessel-owning subsidiaries have appointed Navilands Maritime to provide purchasing services and support services in relation to vessel maintenance, repairs and dry-docking as requested.

(h) Payment undertaking to and Intercreditor agreement with Costamare Bulkers’ subsidiaries: NML has provided financing by means of a five-year sale and leaseback transaction relating to the acquisition by third parties (the “Buyers”) of four handysize bulkers sold by certain of Costamare Bulkers’ subsidiaries (the “Sellers”). The amount of $4,500 of the aggregate sale price has been deferred, which amount is due and payable by the Buyers to NML upon the termination of the lease financing (the “Backend Fee”). NML has agreed to pay to the Sellers any amount of the Backend Fee received from the Buyers and to enter into an intercreditor agreement with the Sellers whereby the Sellers have agreed to subordinate their claims to those of NML in connection with the lease financing.